Stockholders' Equity (Deficit) - Total shares of common stock reserved (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Common stock, shares authorized	600,000,000	600,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001